NOTE 27 - Changes in liabilities arising from financing activities: Schedule of Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Liabilities at beginning of period	$ 1,807	$ 2,009
Increase (Decrease) in Liabilities due to Payments of lease liabilities	(579)	(364)
Increase (Decrease) in Liabilities due to Proceeds from drawing loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Proceeds from issuance of convertible loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Total changes from financing cash flows	1,228	1,645
Increase (Decrease) in Liabilities due to Additions of and modification to leases	7,586	0
Increase (Decrease) in Liabilities due to Changes in fair value		0
Increase (Decrease) in Liabilities due to Issuance of Warrants	0	0
Increase (Decrease) in Liabilities due to Interest expense	671	346
Increase (Decrease) in Liabilities due to Interest paid	0	(116)
Increase (Decrease) in Liabilities due to Reclassification	0	0
Increase (Decrease) in Liabilities due to Conversion of Convertible loan	0	0
Increase (Decrease) in Liabilities due to Index adjustments	386	0
Increase (Decrease) in Liabilities due to Effects of foreign exchange	42	(68)
Liabilities at end of period	9,913	1,807
Convertible loans
Liabilities at beginning of period	20,533	8,549
Increase (Decrease) in Liabilities due to Payments of lease liabilities	0	0
Increase (Decrease) in Liabilities due to Proceeds from drawing loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Proceeds from issuance of convertible loans, net of principal and interest repayments	(693)	13,517
Increase (Decrease) in Liabilities due to Total changes from financing cash flows	19,840	22,066
Increase (Decrease) in Liabilities due to Additions of and modification to leases	0	0
Increase (Decrease) in Liabilities due to Changes in fair value	3,503	1,024
Increase (Decrease) in Liabilities due to Issuance of Warrants	0	0
Increase (Decrease) in Liabilities due to Interest expense	0	0
Increase (Decrease) in Liabilities due to Interest paid	0	0
Increase (Decrease) in Liabilities due to Reclassification	(521)	0
Increase (Decrease) in Liabilities due to Conversion of Convertible loan	(22,822)	(2,557)
Increase (Decrease) in Liabilities due to Index adjustments	0	0
Increase (Decrease) in Liabilities due to Effects of foreign exchange	0	0
Liabilities at end of period	0	20,533
Derivative liability - Warrants
Liabilities at beginning of period	526	0
Increase (Decrease) in Liabilities due to Payments of lease liabilities	0	0
Increase (Decrease) in Liabilities due to Proceeds from drawing loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Proceeds from issuance of convertible loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Total changes from financing cash flows	526	0
Increase (Decrease) in Liabilities due to Additions of and modification to leases	0	0
Increase (Decrease) in Liabilities due to Changes in fair value	408	235
Increase (Decrease) in Liabilities due to Issuance of Warrants	0	291
Increase (Decrease) in Liabilities due to Interest expense	0	0
Increase (Decrease) in Liabilities due to Interest paid	0	0
Increase (Decrease) in Liabilities due to Reclassification	(934)	0
Increase (Decrease) in Liabilities due to Conversion of Convertible loan	0	0
Increase (Decrease) in Liabilities due to Index adjustments	0	0
Increase (Decrease) in Liabilities due to Effects of foreign exchange	0	0
Liabilities at end of period	0	526
Liability and Provision for Agricultural Research Organization
Liabilities at beginning of period	2,508	2,010
Increase (Decrease) in Liabilities due to Payments of lease liabilities	0	0
Increase (Decrease) in Liabilities due to Proceeds from drawing loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Proceeds from issuance of convertible loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Total changes from financing cash flows	2,508	2,010
Increase (Decrease) in Liabilities due to Additions of and modification to leases	0	0
Increase (Decrease) in Liabilities due to Changes in fair value	205	96
Increase (Decrease) in Liabilities due to Issuance of Warrants	0	0
Increase (Decrease) in Liabilities due to Interest expense	0	402
Increase (Decrease) in Liabilities due to Interest paid	0	0
Increase (Decrease) in Liabilities due to Reclassification	0	0
Increase (Decrease) in Liabilities due to Conversion of Convertible loan	0	0
Increase (Decrease) in Liabilities due to Index adjustments	0	0
Increase (Decrease) in Liabilities due to Effects of foreign exchange	(17)	0
Liabilities at end of period	2,696	2,508
Loans
Liabilities at beginning of period	0	0
Increase (Decrease) in Liabilities due to Payments of lease liabilities	0	0
Increase (Decrease) in Liabilities due to Proceeds from drawing loans, net of principal and interest repayments	3,314	0
Increase (Decrease) in Liabilities due to Proceeds from issuance of convertible loans, net of principal and interest repayments	0	0
Increase (Decrease) in Liabilities due to Total changes from financing cash flows	3,314	0
Increase (Decrease) in Liabilities due to Additions of and modification to leases	0	0
Increase (Decrease) in Liabilities due to Changes in fair value	0	0
Increase (Decrease) in Liabilities due to Issuance of Warrants	0	0
Increase (Decrease) in Liabilities due to Interest expense	70	0
Increase (Decrease) in Liabilities due to Interest paid	0	0
Increase (Decrease) in Liabilities due to Reclassification	521	0
Increase (Decrease) in Liabilities due to Conversion of Convertible loan	0	0
Increase (Decrease) in Liabilities due to Index adjustments	0	0
Increase (Decrease) in Liabilities due to Effects of foreign exchange	0	0
Liabilities at end of period	$ 3,905	$ 0